Restricted cash and time deposits over three months	12 Months Ended
Dec. 31, 2024
Restricted cash and time deposits over three months
Restricted cash and time deposits over three months

24   Restricted cash and time deposits over three months

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Restricted bank deposits	39,005	40,960
Accrued interests	446	442
Time deposits with initial terms over three months	413,432	10,538
	452,883	51,940

Less: Non-current restricted cash	(5,319)	—
	447,564	51,940

Restricted cash balances were those held in bank accounts subject to certain restriction according to agreement with certain parties and regulatory restrictions.